Equity Investment Disclosure: Continuity of investment in KRD, Operations (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Continuity of investment in KRD, Operations
Year ended	December 31, 2020	December 31, 2019
Revenue	$972,776	$51,480
Expenses	(869,590)	(295,984)
Income (loss) for the year	$103,186	$(244,504)